Expense Example, No Redemption (dei_LegalEntityAxis, USD $)	0 Months Ended
Apr. 30, 2013
(PIMCO EqS Pathfinder Portfolio - Administrative) | Administrative Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 116
Expense Example, No Redemption, 3 Years	362
Expense Example, No Redemption, 5 Years	628
Expense Example, No Redemption, 10 Years	1,386
(PIMCO EqS Pathfinder Portfolio - Institutional) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	315
Expense Example, No Redemption, 5 Years	547
Expense Example, No Redemption, 10 Years	1,213
(PIMCO EqS Pathfinder Portfolio - Advisor) | Advisor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	126
Expense Example, No Redemption, 3 Years	393
Expense Example, No Redemption, 5 Years	681
Expense Example, No Redemption, 10 Years	$ 1,500